Expense Example	May 22, 2026 USD ($)
Porter & Company Property & Casualty Index ETF | Porter & Company Property & Casualty Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Porter & Company Capital Efficiency Index ETF | Porter & Company Capital Efficiency Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Porter & Company Lindy Effect Index ETF | Porter & Company Lindy Effect Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Porter & Company Permanent Portfolio Index ETF | Porter & Company Permanent Portfolio Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240